Financial Highlights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investment Company [Abstract]
Schedule of Investment Company Financial Highlights

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Per Unit Performance
(for a unit outstanding throughout the period)

Net asset value per unit at beginning of period	$26.78	$23.26	$30.43	$13.84

Net increase (decrease) in net assets resulting from operations
Net realized gain and change in unrealized appreciation/
depreciation on investment	8.21	(3.57)	4.66	5.92
Net investment loss	(0.08)	(0.05)	(0.18)	(0.12)
Net increase (decrease) in net assets resulting from
operations	8.13	(3.62)	4.48	5.80

Net asset value per unit at end of period	$34.91	$19.64	$34.91	$19.64

Total return (1)	30.36%	(15.56)%	14.72%	41.91%

Ratios to average net asset value
Expenses (2)	1.02%	0.89%	1.13%	1.33%

Net investment loss (2)	(1.02)%	(0.89)%	(1.13)%	(1.33)%

(1)	Not annualized.
(2)	Annualized.

	Year ended December 31, 2024	Year ended December 31, 2023
Per Unit Performance
(for a unit outstanding throughout the year)

Net asset value per unit at beginning of year	$13.84	$5.52

Net increase in net assets resulting from operations
Net realized gain and change in unrealized appreciation on investment	16.83	8.45
Net investment loss	(0.24)	(0.13)
Net increase in net assets resulting from operations	16.59	8.32

Net asset value per unit at end of year	$30.43	$13.84

Total return	119.87%	150.72%

Ratios to average net asset value
Expenses	1.16%	1.30%

Net investment loss	(1.16)%	(1.30)%